Investment Objectives and Goals - Nicholas Defense and Rare Earth Income ETF	Mar. 04, 2026
Prospectus [Line Items]
Objective [Heading]	Effective immediately, the section of the Fund’s prospectus titled “Summary Information - Investment Objective” is deleted and replaced with the following:
Objective, Primary [Text Block]	The Nicholas Defense and Rare Earth Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.